Ivy Funds

Supplement dated April 13, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018 and April 12, 2018

Effective immediately, the following replaces the “Portfolio Manager” section for Ivy Bond Fund and Ivy Crossover Credit Fund on pages 15 and 26, respectively:

Portfolio Managers

Mark G. Beischel, Senior Vice President of IICO, and Susan K. Regan, Senior Vice President of IICO, have managed the Fund since April 2018.

Effective immediately, the following replaces the “Portfolio Managers” section for Ivy Government Securities Fund on page 32:

Portfolio Managers

Susan K. Regan, Senior Vice President of IICO, has managed the Fund since February 2018, and Mark G. Beischel, Senior Vice President of IICO, has managed the Fund since April 2018.

Effective immediately, the following replaces the first paragraph of the “The Management of the Funds — Portfolio Management — Ivy Bond Fund” section on page 105:

Ivy Bond Fund: Mark G. Beischel and Susan K. Reagan are primarily responsible for the day-to-day portfolio management of the Fund. Mr. Beischel has held his Fund responsibilities since April 2018. Biographical information for Mr. Beischel is listed above under The Management of the Funds — Portfolio Management — Ivy Apollo Multi-Asset Income Fund.

Ms. Regan has held her Fund responsibilities since April 2018. Biographical information for Ms. Regan is listed below under The Management of the Funds — Portfolio Management — Ivy Government Securities Fund.

Effective immediately, the following replaces the first paragraph of the “The Management of the Funds — Portfolio Management — Ivy Crossover Credit Fund” section on page 106:

Ivy Crossover Credit Fund: Mark G. Beischel and Susan K. Reagan are primarily responsible for the day-to-day portfolio management of the Fund. Mr. Beischel has held his Fund responsibilities since April 2018. Biographical information for Mr. Beischel is listed above under The Management of the Funds — Portfolio Management — Ivy Apollo Multi-Asset Income Fund.

Ms. Regan has held her Fund responsibilities since April 2018. Biographical information for Ms. Regan is listed below under The Management of the Funds — Portfolio Management — Ivy Government Securities Fund.

Effective immediately, the following replaces the first paragraph of the “The Management of the Funds — Portfolio Management — Ivy Government Securities Fund” section on page 106:

Ivy Government Securities Fund: Susan K. Regan and Mark G. Beischel are primarily responsible for the day-to-day portfolio management of the Fund.

The following is inserted as a new paragraph following the “The Management of the Funds — Portfolio Management — Ivy Government Securities Fund” section on page 106:

Mr. Beischel has held his Fund responsibilities since April 2018. Biographical information for Mr. Beischel is listed above under The Management of the Funds — Portfolio Management — Ivy Apollo Multi-Asset Income Fund.

Supplement	Prospectus	1